Cover	Feb. 22, 2023
Cover [Abstract]
Entity Registrant Name	Community Bancorp/VT
Entity Central Index Key	0000718413
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Community Bancorp (the “Company”) is filing this Current Report on Form 8-K/A (the “Form 8-K/A”) in order to amend its Current Report on Form 8-K, as previously filed with the Securities and Exchange Commission on February 27, 2023, in order to (i) correct an a hyperlink in Item 5.02 to the Current Report on Form 8-K filed on September 9, 2021.
Entity Emerging Growth Company	false
Document Period End Date	Feb. 22, 2023
Entity Incorporation State Country Code	VT
Entity File Number	000-16435
Entity Tax Identification Number	03-0284070
Entity Address Address Line 1	4811 US Route 5
Entity Address City Or Town	Derby
Entity Address State Or Province	VT
Entity Address Postal Zip Code	05829
City Area Code	802
Local Phone Number	334-7915
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false